ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2013
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

8. ASSETS HELD FOR SALE

        On December 27, 2013, the Group and Chinasoft International Limited and its affiliates ("Chinasoft") entered into several agreements, under which the Group would sell the Huawei related certain uncompleted business contracts and property, plant and equipment and leases, procured the transfer of relevant project teams to ChinaSoft, and agreed that the Group will not provide similar services to Huawei in coming two years. The details of the transaction are disclosed in Note 23 (b). As a part of the transaction, the Group would sell certain property, plant and equipment with net carrying values of $2,855. The transaction was completed in January 2014. These assets were written down to $2,589, the estimated fair value less estimated cost to sell and were classified as assets held for sale as of December 31, 2013. A loss from impairment of assets held for sale of $266 was recognized in year ended December 31, 2013.